INCOME TAXES - Summary of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense - current:
Income tax expense - current	$ 7,539	$ 7	$ 1
Under (over) provision of income taxes in prior years:
Under (over) provision of income taxes in prior years:	49	(15)	0
Income tax (benefit) expense
Total income tax expense (benefit)	7,352	(81)	382
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	7,534	0	0
Under (over) provision of income taxes in prior years:
Under (over) provision of income taxes in prior years:	50	0	0
Income tax (benefit) expense - deferred:
Income tax (benefit) expense - deferred	(236)	(73)	381
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	5	7	1
Under (over) provision of income taxes in prior years:
Under (over) provision of income taxes in prior years:	$ (1)	$ (15)	$ 0